Selected Quarterly Data - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Dec. 31, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Effect of Fourth Quarter Events [Line Items]
Net sales	$ 1,802.5	$ 1,758.4	$ 1,834.1	$ 1,644.0	$ 1,831.0	$ 1,713.3	$ 1,791.7	$ 1,663.7	$ 7,039.0	$ 6,999.7	$ 4,306.8
Income (loss) from continuing operations					162.9	165.0	138.6	45.2	607.0	511.7	(81.5)
Mark-to-market actuarial gains (losses) on pension and post-retirement benefit plans	49.9				63.2				49.9	(63.2)	141.7
Inventory fair value step-up and customer backlog								76.6		86.6	157.7
Loss on early extinguishment of debt									0	0	75.4
Restructuring cost	35.5		35.4	17.4	54.1			26.6
Impairment charges, related to trade names					$ 11.0				$ 0	$ 11.0	$ 60.7